26. PROVISIONS	12 Months Ended
Dec. 31, 2017
Provisions [abstract]
PROVISIONS
	Note	12.31.2017	12.31.2016
Non Current
Provisions for contingencies		3,468	3,977
Asset retirement obligation		918	1,719
Environmental remediation		15	174
Onerous contract (Ship or pay)	42	-	366
Other provisions		34	31
		4,435	6,267

Current
Provisions for contingencies		129	94
Asset retirement obligation		152	143
Environmental remediation		127	175
Onerous contract (Ship or pay)	42	389	394
		798	806

	12.31.2017
	For contingencies	Asset retirement obligation	For environmental remediation

At the beginning of the year	4,071	1,862	349
Increases	980	634	98
Reclassification	(209)	(16)	16
Decreases	(881)	(166)	(135)
Reclassification to liabilities associated to assets classified as held for sale	-	(875)	(184)
Reversal of unused amounts	(364)	(369)	(2)
At the end of the year	3,597	1,070	142

	12.31.2016
	For contingencies	Asset retirement obligation	For environmental remediation

At the beginning of the year	335	49	-
Increases	472	629	210
Increases for purchases of subsidiaries	3,333	1,210	235
Decreases	(69)	(26)	(96)
At the end of the year	4,071	1,862	349

	12.31.2015
	For contingencies	Asset retirement obligation

At the beginning of the year	141	3
Increases	228	46
Decreases	(34)	-
At the end of the year	335	49

26.1 Provision for Environmental remediation

The Company is subject to extensive environmental regulations in Argentina and in the other countries in which it operates. The Company’s management believes that its current operations are in compliance with applicable environmental requirements, as currently interpreted and enforced, including regulatory remediation commitments assumed. The Company undertakes environmental impact studies for new projects and investments and, to date, environmental requirements and restrictions imposed on these new projects have not had any material adverse impact on Pampa Energía’s business.

The Company has performed a sensitivity analysis relating to the discount rate. The 1% increase or decrease in the discount rate would not have a significant impact on the Company’s results of operations.

26.2	Provision for well plugging and abandonment

In accordance with the regulations applicable in the countries where the Company (directly or indirectly through subsidiaries) performs oil and gas exploration and production activities, the Company must incur costs associated with well plugging and abandonment. The Company has not pledged any assets for the purpose of settling such obligations.

The Company has performed a sensitivity analysis relating to the discount rate. The 1% increase or decrease in the discount rate would not have a significant impact on the Company’s results of operations.

26.3	Provision for legal proceedings

The Company (directly or indirectly through subsidiaries) is a party to several commercial, tax and labor proceedings and claims that arise in the ordinary course of its business. In determining a proper level of provision, the Company has considered its best estimate mainly with the assistance of legal and tax advisors.

The determination of estimates may change in the future due to new developments or unknown facts at the time of evaluation of the provision. As a consequence, the adverse resolution of the evaluated proceedings and claims could exceed the established provision.